Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		May 31, 2017	May 31, 2016	May 31, 2015
Income Statement [Abstract]
Net Sales	[1]	$ 4,958,175	$ 4,813,649	$ 4,594,550
Cost of Sales		2,792,487	2,726,601	2,653,181
Gross Profit		2,165,688	2,087,048	1,941,369
Selling, General and Administrative Expenses		1,643,520	1,520,977	1,422,944
Goodwill and Other Intangible Asset Impairments		193,198
Interest Expense		96,954	91,683	87,615
Investment (Income), Net		(13,984)	(10,365)	(18,577)
Other Expense (Income), Net		1,667	1,287	(3,866)
Income Before Income Taxes	[2]	244,333	483,466	453,253
Provision for Income Taxes		59,662	126,008	224,925
Net Income		184,671	357,458	228,328
Less: Net Income (Loss) Attributable to Noncontrolling Interests		2,848	2,733	(11,156)
Net Income Attributable to RPM International Inc. Stockholders		$ 181,823	$ 354,725	$ 239,484
Average Number of Shares of Common Stock Outstanding:
Basic	[3]	130,662	129,383	129,933
Diluted	[3]	135,165	136,716	134,893
Earnings per Share of Common Stock Attributable to RPM International Inc. Stockholders:
Basic		$ 1.37	$ 2.70	$ 1.81
Diluted		1.36	2.63	1.78
Cash Dividends Declared per Share of Common Stock		$ 1.175	$ 1.085	$ 1.020

[1]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[2]	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.
[3]	Basic and diluted earnings per share are calculated using the two-class method for the years ended May 31, 2017 and 2015. For the year ended May 31, 2016, basic and diluted earnings per share are calculated under the two-class method and the treasury method, respectively, as those methods resulted in the most dilutive earnings per share.